Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.
Central Index Key	0001090504
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013